UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3458

Waddell & Reed Advisors Fixed Income Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Government Securities Fund
December 31, 2007
UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal Amount in Thousands	Value

Agency Obligations – 10.19%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006–1,
4.875%, 1–14–11 (A)	$2,000	$2,051,800
Federal Farm Credit Bank,
3.75%, 12–6–10	1,000	1,002,768
Federal Home Loan Mortgage Corporation:
3.625%, 9–15–08	500	497,804
5.75%, 7–20–11	3,500	3,603,096
4.75%, 5–6–13	2,000	2,003,440
5.375%, 1–9–14	3,000	3,022,977
5.0%, 12–14–18	5,054	5,080,442
Federal National Mortgage Association:
5.08%, 5–14–10	2,000	2,030,420
5.125%, 11–2–12	4,000	4,100,008
6.0%, 1–4–17	2,125	2,125,153

Total Agency Obligations		25,517,908

Mortgage–Backed Obligations – 62.87%
Federal Agricultural Mortgage Corporation, Guaranteed Agricultural Mortgage–Backed Securities,
7.064%, 1–25–12	2,627	2,626,724
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.237%, 6–1–34 (B)	448	444,875
5.737%, 10–1–36 (B)	1,683	1,706,671
5.445%, 12–1–36 (B)	2,429	2,460,736
5.943%, 1–1–37 (B)	2,546	2,568,690
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.0%, 5–15–19	4,500	4,494,189
5.0%, 5–15–23	8,000	7,976,003
5.5%, 4–15–24 (Interest Only)	2,829	101,792
5.5%, 4–15–24 (Interest Only)	671	26,035
5.0%, 3–15–25	2,000	1,925,937
6.0%, 3–15–29	551	563,290
5.0%, 7–15–29 (Interest Only)	1,997	220,454
7.5%, 9–15–29	3,174	3,377,354
5.0%, 5–15–31	3,574	3,579,844
5.0%, 9–15–31	2,507	371,278
5.0%, 9–15–32	5,500	5,278,269
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.5%, 4–1–18	691	680,070
5.0%, 6–1–21	1,666	1,667,109
5.0%, 11–1–21	2,396	2,398,817
6.0%, 7–1–22	3,817	3,902,528
8.0%, 2–1–23	61	64,780
6.5%, 11–1–24	145	149,900
5.0%, 7–1–25	2,325	2,298,725
7.0%, 12–1–25	202	212,807
6.0%, 2–1–27	1,372	1,396,088
6.0%, 11–1–28	1,553	1,587,361
6.5%, 11–1–31	339	350,892
6.0%, 2–1–32	371	378,551
5.0%, 3–1–35	1,945	1,898,781
5.5%, 10–1–35	1,655	1,652,545
5.5%, 8–1–36	1,804	1,800,762
Federal Home Loan Mortgage Corporation Non–Agency REMIC/CMO:
5.5%, 12–15–13 (Interest Only)	927	135,123
5.0%, 4–15–18	3,950	3,959,399
5.5%, 10–15–31	8,000	8,075,442
Federal National Mortgage Association Adjustable Rate Pass–Through Certificates,
5.389%, 12–1–36 (B)	2,970	3,007,035
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3–25–18	7,000	6,996,351
5.0%, 3–25–18 (Interest Only)	998	49,137
5.0%, 6–25–18	6,000	6,075,110
5.5%, 6–25–18	2,710	2,754,155
5.0%, 9–25–18	1,000	998,468
5.5%, 2–25–32	4,500	4,538,519
4.0%, 11–25–32	856	821,787
4.0%, 2–25–33	986	970,635
4.0%, 3–25–33	1,606	1,544,713
3.5%, 8–25–33	4,604	4,216,016
5.5%, 11–25–36 (Interest Only)	4,956	1,163,509
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
5.5%, 1–1–17	761	772,609
5.5%, 10–1–23	1,624	1,646,320
5.0%, 4–1–24	2,660	2,624,267
5.5%, 2–1–33	3,169	3,174,585
6.0%, 4–1–33	5,412	5,513,190
5.0%, 9–1–33	4,269	4,172,088
6.0%, 4–1–34	3,460	3,513,903
5.5%, 12–1–34	7,607	7,607,478
6.5%, 11–1–37	1,231	1,255,565
Federal National Mortgage Association Non–Agency REMIC/CMO:
4.5%, 7–25–24	6,000	5,683,845
5.5%, 9–25–31	4,500	4,520,884
5.0%, 3–25–33	4,000	4,030,993
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 6–20–28	3,467	165,881
Government National Mortgage Association Fixed Rate Pass–Through Certificates:
7.0%, 8–20–27	30	32,243
6.5%, 5–15–29	237	245,572
Guaranteed Development Company Participation Certificates, Series 1995–20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States),
6.8%, 6–1–15	675	694,424
United States Department of Veterans Affairs, Guaranteed REMIC Pass–Through Certificates, Vendee Mortgage Trust:
2002–3 Class G,
6.0%, 2–15–30	4,000	4,064,604
2003–1 Class E,
5.75%, 4–15–27	2,941	2,946,548
2003–2 Class E,
5.0%, 12–15–25	1,299	1,299,043

Total Mortgage–Backed Obligations		157,431,298

Treasury Obligations – 18.86%
United States Treasury Bond,
6.125%, 11–15–27	12,000	14,532,192
United States Treasury Notes:
4.0%, 4–15–10	9,750	9,948,042
4.375%, 8–15–12	14,750	15,393,012
4.0%, 2–15–15	3,000	3,042,423
5.125%, 5–15–16	4,000	4,329,376

Total Treasury Obligations		47,245,045

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 91.92%		$230,194,251

(Cost: $226.494.155)

SHORT–TERM SECURITIES – 8.08%

Repurchase Agreement
J.P. Morgan Securities Inc., 1.0% Repurchase Agreement dated 12–31–07 to be repurchased at $20,229,124 on 1–2–08 (C)	20,228	$20,228,000
(Cost: $20,228,000)

TOTAL INVESTMENT SECURITIES – 100.00%		$250,422,251

(Cost: $246,722,155)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under the guidelines established by the Board of Directors. At December 31, 2007, the total value of this security amounted to 0.82% of total investments.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

(C)Collateralized by $16,298,000 United States Treasury Bond, 6.375% due 8–15–27; market value and accrued interest aggregate $20,906,430.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Fixed Income Funds, Inc.
(Registrant)

By /s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 28, 2008

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2008